Discontinued operation - Discontinued operation cash flows (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued operation
Net cash provided by/(used in) operating activities		$ (47,630)	$ (100,046)	$ 104,184
Net cash (used in)/ provided by investing activities		10,149	92,661	(105,988)
Net cash provided by/(used in) financing activities		$ 20,484	(25,926)	1,288
Discontinued Operations | China Mainland Business
Discontinued operation
Net cash provided by/(used in) operating activities	$ (47,630)		(100,046)	104,184
Net cash (used in)/ provided by investing activities	10,149		92,661	(105,988)
Net cash provided by/(used in) financing activities	$ 20,484		$ (25,926)	$ 1,288